Net Gratuity Cost (Detail) - Gratuity ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost		₨ 820.6	$ 11.9	₨ 741.0	₨ 860.6
Interest cost		476.7	6.9	392.2	454.6
Expected return on plan assets		(347.4)	(5.0)	(297.4)	(389.7)
Actuarial (gains)/losses		(176.6)	(2.6)	85.1	287.6
Net gratuity cost	[1]	₨ 773.3	$ 11.2	₨ 920.9	₨ 1,213.1

[1]	Effective April 1, 2018, the Bank adopted ASU 2017-07 Compensation- Retirement Benefits (Topic 715) -Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, service cost is reported in the Consolidated Statements of Income in line Non-interest expense-salaries and staff benefits and other components of net benefit cost is reported in the Consolidated Statements of Income in line Non-interest expense -Administrative and other. The amendments have been applied retrospectively.